UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F-HR
Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: September 30, 2005
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):[ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Second Curve Capital, LLC
Address:  200 Park Avenue
          Suite 3300
          New York, NY 10166

Form 13F File Number: 028-06413

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Stephen Krug
Title: Chief Operating Officer
Phone: 212-808-3546

Signature, Place, and Date of Signing:
Stephen Krug  New York, NY  November 14, 2005

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:        0
Form 13F Information Table Entry Total:	 22
Form 13F Information Table Value Total:  $558,249
						(thousands)
List of Other Included Managers:
  None

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    FORM 13F INFORMATION TABLE
                                                          VALUE  SHARES/  SH/  PUT/ INVSTMT     OTHER    VOTING AUTHORITY

        NAME OF ISSUER        TITLE OF CLASS    CUSIP  (X$1000)  PRN AMT PRN  CALL DSCRETN   MANAGERS     SOLE    SHARED   NONE
AFFILIATED MANAGERS GROUP INC	COM		008252108	 52,903 730500	SH		SOLE		730500
ALLSTATE CORP			COM		020002101	 11,058 200000	SH		SOLE		200000
AMERICAN PHYSICIANS CAPITAL INC	COM		028884104	 4,225 	86000	SH		SOLE		86000
AMERICAS CAR MART INC		COM		03062T105	 4,649 	259150	SH		SOLE		259150
AMERICREDIT CORP		COM		03060R101	 12,002 502802	SH		SOLE		502802
ARGONAUT GROUP INC		COM		040157109	 3,532 	130757	SH		SOLE		130757
ASSET ACCEPTANCE CAPITAL CORP	COM		04543P100	 9,740 	325000	SH		SOLE		325000
CAPITAL ONE FINANCIAL CORP	COM		14040H105	 73,135 919700	SH		SOLE		919700
COMMERCE BANCORP INC - N.J.	COM		200519106	 7,679 	250200	SH		SOLE		250200
COMPUCREDIT CORP		COM		20478N100	 86,446 1946103	SH		SOLE		1946103
ENCORE CAPITAL GROUP INC	COM		292554102	 4,460 	250000	SH		SOLE		250000
FIRST ACCEPTANCE CORP		COM		318457108	 22,148 2190700	SH		SOLE		2190700
FIRST MARBLEHEAD CORP		COM		320771108	 109,3624305600	SH		SOLE		4305600
MONTPELIER RE HLDGS LTD		COM		G62185106	 20,501 825000	SH		SOLE		825000
NETBANK INC			COM		640933107	 13,472 1621190	SH		SOLE		1621190
PORTFOLIO RECOVERY ASSOCIATES	COM		73640Q105	 45,350 1050265	SH	 	SOLE		1050265
PRIMUS GUARANTY LTD		COM		G72457107	 11,448 1052200	SH		SOLE		1052200
PRIVATEBANCORP INC		COM		742962103	 924 	26950	SH		SOLE		26950
QC HOLDINGS INC			COM		74729T101	 10,572 810719	SH		SOLE		810719
SIGNATURE BANK			COM		82669G104	 9,838 	364501	SH		SOLE		364501
SVB FINANCIAL GROUP		COM		78486Q101	 23,206 77100	SH		SOLE		477100
UCBH HOLDINGS INC		COM		90262T308	 14,222 775900	SH		SOLE		775900



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